Jointly controlled and Significant Influence - Results of Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Jointly Controlled by Banco Santander	R$ 54,493	R$ 50,915	R$ 92,976
Banco RCI Brasil S.A.	62,813	72,057	105,250
Norchem Participações e Consultoria S.A.		333	975
Cibrasec - Companhia Brasileira de Securitização			75
Estruturadora Brasileira de Projetos S.A. - EBP	(16)	9	199
Gestora de Inteligência de Crédito	(14,419)	(19,064)	(11,354)
Santander Auto S.A.	6,115	(2,421)	(2,169)
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)	91,833	61,380	55,936
Webmotors S.A.	45,817	38,823	42,848
Tecnologia Bancária S.A. - TECBAN	45,752	22,219	12,498
Hyundai Corretora de Seguros	216	110	(66)
PSA Corretora de Seguros e Serviços Ltda.	48	226	656
Jointly Controlled by Aymoré CFI	(2,142)
Solutions 4Fleet	(2,142)
Significant Influence of Banco Santander		(33)	576
Norchem Holding e Negócios S.A.		(33)	576
Total	R$ 144,184	R$ 112,261	R$ 149,488